                                                As filed pursuant to Rule 497(e)
                                                under the Securities Act of 1933
                                                Registration No. 333-63511 and
                                                811-09003


                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         VARIABLE ANNUITY ACCOUNT SEVEN
                    SUPPLEMENT TO THE POLARIS PLUS PROSPECTUS
                             DATED SEPTEMBER 1, 2000
                      As supplemented on December 29, 2000

--------------------------------------------------------------------------------

The following supplements the EXPENSES section of the PROFILE and becomes the paragraph directly after the EMPLOYED AT TIME OF ISSUE (SCHEDULE B) chart for solicitations in the state of Washington:

SEPARATED FROM SERVICE AT TIME OF ISSUE (STATE OF WASHINGTON ONLY) (SCHEDULE C)

---------------------------------------------------------------------
YEAR                   1        2        3        4        5       6
---------------------------------------------------------------------
WITHDRAWAL CHARGE      7%       7%       6%       6%       5%      0%
---------------------------------------------------------------------

The following replaces the last two sentences of the EXPENSES section of the PROFILE appearing before the examples chart for solicitations in the state of Washington.

         To arrive at the numbers at the end of year 1, we use the highest possible surrender charge of 7%. If the withdrawal charge or insurance charges applicable under your contract are less, your expenses would be lower.

The following supplements and replaces the EXAMPLES: MAXIMUM TOTAL EXPENSES AT END OF 1 YEAR column of the chart appearing in the EXPENSES section of the PROFILE for solicitations in the state of Washington.

                                                  EXAMPLES:
                                                   MAXIMUM
                                               TOTAL EXPENSES
                                              AT END OF 1 YEAR
                                         (STATE OF WASHINGTON ONLY)
                                         --------------------------
ANCHOR SERIES TRUST
-------------------
Capital Appreciation                                 $90
Growth                                               $90
Government and Quality Bond                          $89

SUNAMERICA SERIES TRUST
-----------------------
Emerging Markets*                                   $102
International Diversified Equities                   $95
Global Equities                                      $91
International Growth & Income*                       $95
Aggressive Growth*                                   $90
Small Company Value*                                 $97
Real Estate*                                         $92
Putnam Growth                                        $91
Alliance Growth                                      $89
"Dogs" of Wall Street*                               $89
Davis Venture Value                                  $90
Federated Value*                                     $90
Growth-Income                                        $88
Equity Index*                                        $88
Telecom Utility*                                     $91
Equity Income*                                       $92
Asset Allocation                                     $89
SunAmerica Balanced*                                 $89
Worldwide High Income                                $94
High-Yield Bond                                      $89
Corporate Bond                                       $90
Global Bond                                          $91
Cash Management                                      $88


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

The following supplements the OWNER TRANSACTION EXPENSES sub-section of the FEE TABLES section on page 4 of the PROSPECTUS under the heading MAXIMUM WITHDRAWAL CHARGE (AS A PERCENTAGE OF PURCHASE PAYMENTS) for solicitations in the state of
Washington:

-----------------------------------------------------------------------
Years:             1        2       3       4       5        6       7
-----------------------------------------------------------------------
Schedule C ***     7%       7%      6%      6%      5%       0%      0%
-----------------------------------------------------------------------

*** This Withdrawal Charge schedule applies to participants who are separated from service at the time of contract issue (STATE OF WASHINGTON ONLY).

The following supplements the EXAMPLES section on page 4 of the PROSPECTUS for solicitations in the state of Washington:

(c) Surrender of the contract at the end of the stated time period by participants who are separated from service at the time of contract issue (STATE OF WASHINGTON ONLY).

      PORTFOLIO                          1 YEAR        3 YEARS       5 YEARS      10 YEARS
      ---------                          ------        -------       -------      --------
Capital Appreciation                    (c) $90       (c) $122      (c) $156      (c) $228
Growth                                  (c) $90       (c) $121      (c) $155      (c) $227
Government and Quality Bond             (c) $89       (c) $119      (c) $152      (c) $220
Emerging Markets                        (c)$102       (c) $156      (c) $213      (c) $343
International Diversified Equities      (c) $95       (c) $136      (c) $180      (c) $277
Global Equities                         (c) $91       (c) $125      (c) $161      (c) $239
International Growth and Income         (c) $95       (c) $136      (c) $179      (c) $276
Aggressive Growth                       (c) $90       (c) $122      (c) $156      (c) $229
Small Company Value                     (c) $97       (c) $141      (c) $189      (c) $295
Real Estate                             (c) $92       (c) $127      (c) $165      (c) $247
Putnam Growth                           (c) $91       (c) $123      (c) $159      (c) $234
Alliance Growth                         (c) $89       (c) $118      (c) $150      (c) $217
"Dogs" of Wall Street                   (c) $89       (c) $119      (c) $152      (c) $221
Davis Venture Value                     (c) $90       (c) $122      (c) $156      (c) $228
Federated Value                         (c) $90       (c) $122      (c) $157      (c) $231
Growth-Income                           (c) $88       (c) $116      (c) $146      (c) $209
Equity Index                            (c) $88       (c) $116      (c) $146      (c) $208
Telecom Utility                         (c) $91       (c) $125      (c) $161      (c) $239
Equity Income                           (c) $92       (c) $128      (c) $166      (c) $250
Asset Allocation                        (c) $89       (c) $118      (c) $150      (c) $217
SunAmerica Balanced                     (c) $89       (c) $119      (c) $152      (c) $220
Worldwide High Income                   (c) $94       (c) $133      (c) $175      (c) $267
High-Yield Bond                         (c) $89       (c) $119      (c) $152      (c) $221
Corporate Bond                          (c) $90       (c) $121      (c) $154      (c) $225
Global Bond                             (c) $91       (c) $125      (c) $161      (c) $239
Cash Management                         (c) $88       (c) $115      (c) $145      (c) $206


The following supplements the WITHDRAWAL CHARGES sub-section of the EXPENSES section of the PROSPECTUS on page 14 and becomes the chart directly following the EMPLOYED AT CONTRACT ISSUE (SCHEDULE B) chart for solicitations in the state of Washington:

SEPARATED FROM SERVICE AT CONTRACT ISSUE (STATE OF WASHINGTON ONLY) (SCHEDULE C)

---------------------------------------------------------------------
YEAR                  1        2        3        4        5        6
---------------------------------------------------------------------
WITHDRAWAL CHARGE     7%       7%       6%       6%       5%       0%
---------------------------------------------------------------------


                Please keep this supplement with your Prospectus.

Date: January 31, 2001

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